John Hancock
Preferred Income Fund II
Quarterly portfolio holdings 4/30/2024

Fund’s investments
As of 4-30-24 (unaudited)
	Shares	Value
Preferred securities (A) 80.9% (50.7% of Total investments)		$272,676,693
(Cost $304,259,206)
Communication services 5.3%		17,805,218
Diversified telecommunication services 0.4%
Qwest Corp., 6.750%	138,925	1,365,633
Wireless telecommunication services 4.9%
Telephone & Data Systems, Inc., 6.000%	314,625	4,731,960
Telephone & Data Systems, Inc., 6.625%	211,250	3,663,075
U.S. Cellular Corp., 5.500%	105,000	1,865,850
U.S. Cellular Corp., 5.500%	110,000	1,941,500
U.S. Cellular Corp., 6.250%	220,000	4,237,200
Consumer discretionary 1.1%		3,706,745
Broadline retail 1.1%
Qurate Retail, Inc., 8.000%	73,500	3,393,495
QVC, Inc., 6.250%	25,000	313,250
Energy 1.1%		3,804,000
Oil, gas and consumable fuels 1.1%
NuStar Logistics LP, 12.324% (3 month CME Term SOFR + 6.996%) (B)(C)	150,000	3,804,000
Financials 51.1%		172,064,888
Banks 16.4%
Bank of America Corp., 6.450% (6.450% to 12-15-66, then 3 month LIBOR + 1.327%) (B)	95,854	2,415,521
Bank of America Corp., 7.250% (B)	7,000	8,050,000
Citigroup Capital XIII, 11.961% (3 month CME Term SOFR + 6.632%) (B)(C)	265,000	7,685,000
Fifth Third Bancorp, 6.000% (B)	170,000	3,906,600
First Citizens BancShares, Inc., 5.375%	90,992	1,909,012
Fulton Financial Corp., 5.125% (B)	113,025	2,079,660
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	145,550	3,615,462
KeyCorp, 5.650%	152,983	3,146,860
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	48,675	1,090,320
Pinnacle Financial Partners, Inc., 6.750%	86,350	1,992,095
Regions Financial Corp., 4.450%	146,100	2,499,771
Synovus Financial Corp., 8.940% (3 month CME Term SOFR + 3.614%) (C)	154,500	3,860,955
Wells Fargo & Company, 4.750%	109,250	2,225,423
Wells Fargo & Company, 7.500% (B)	7,500	8,590,800
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	93,000	2,233,860
Capital markets 9.0%
Affiliated Managers Group, Inc., 6.750% (B)	192,900	4,938,240
Brookfield Finance, Inc., 4.625% (B)	158,548	2,706,414
Carlyle Finance LLC, 4.625% (B)	29,926	541,960
Morgan Stanley, 6.375% (B)	125,000	3,115,000
Morgan Stanley, 6.500% (B)	208,450	5,271,701
Morgan Stanley, 6.875% (B)	99,875	2,512,855
Morgan Stanley, 7.125% (B)	223,297	5,633,783
State Street Corp., 5.350% (B)	21,650	514,837
TPG Operating Group II LP, 6.950% (B)	190,000	4,900,100
Consumer finance 2.4%
Navient Corp., 6.000%	200,341	3,748,380
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	172,025	4,322,988
2	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Financial services 3.9%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)(D)	247,375	$6,535,648
Federal National Mortgage Association, Series S, 8.250% (E)	75,000	323,250
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	20,000	523,600
KKR Group Finance Company IX LLC, 4.625% (B)	250,474	4,736,463
National Rural Utilities Cooperative Finance Corp., 5.500% (B)	46,175	1,135,905
Insurance 19.4%
AEGON Funding Company LLC, 5.100% (B)(D)	267,925	5,634,463
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (B)(D)	131,750	3,237,098
American Financial Group, Inc., 5.125% (B)	123,850	2,561,218
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	270,000	6,347,700
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (B)(D)	293,775	7,817,353
Brighthouse Financial, Inc., 6.600% (B)	306,687	6,814,585
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)	100,550	2,564,025
F&G Annuities & Life, Inc., 7.950% (B)	167,850	4,364,100
Lincoln National Corp., 9.000% (B)	220,450	5,941,128
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)	281,925	7,383,616
RenaissanceRe Holdings, Ltd., 4.200% (B)	169,000	2,949,050
The Allstate Corp., 7.375% (B)(D)	89,800	2,395,864
The Phoenix Companies, Inc., 7.450%	216,500	3,875,350
Unum Group, 6.250%	137,500	3,416,875
Industrials 1.1%		3,629,285
Trading companies and distributors 1.1%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	137,525	3,629,285
Real estate 2.0%		6,748,895
Hotel and resort REITs 1.0%
Pebblebrook Hotel Trust, 6.375%	160,450	3,188,142
Office REITs 0.5%
Vornado Realty Trust, 5.400%	116,600	1,794,474
Specialized REITs 0.5%
Public Storage, 4.625% (B)(D)	85,825	1,766,279
Utilities 19.2%		64,917,662
Electric utilities 8.2%
Duke Energy Corp., 5.750%	224,675	5,560,706
NextEra Energy, Inc., 6.926% (B)(D)	237,850	9,692,388
NSTAR Electric Company, 4.780%	15,143	1,154,654
SCE Trust III, 8.581% (3 month CME Term SOFR + 3.252%) (C)	76,242	1,926,635
SCE Trust VI, 5.000%	219,975	4,359,905
SCE Trust VII, 7.500%	192,250	5,017,725
Gas utilities 1.7%
South Jersey Industries, Inc., 5.625% (B)	188,875	2,611,711
UGI Corp., 7.250%	54,000	3,258,360
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	3

	Shares	Value
Utilities (continued)
Multi-utilities 9.3%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010% to 7-1-29, then 3 month LIBOR + 4.260% to 7-1-49, then 3 month LIBOR + 5.010%)	314,175	$7,838,666
CMS Energy Corp., 5.625% (B)	187,515	4,340,972
CMS Energy Corp., 5.875% (B)	100,900	2,429,672
CMS Energy Corp., 5.875% (B)	272,225	6,615,068
DTE Energy Company, Series E, 5.250% (B)	160,000	3,609,600

Sempra, 5.750% (B)	270,000	6,501,600
Common stocks 2.7% (1.7% of Total investments)		$8,874,555
(Cost $14,949,335)
Communication services 0.9%		3,061,440
Diversified telecommunication services 0.8%
Verizon Communications, Inc. (B)	71,145	2,809,516
Media 0.1%
Paramount Global, Class B	22,118	251,924
Utilities 1.8%		5,813,115
Multi-utilities 1.8%
Algonquin Power & Utilities Corp.	272,150	5,813,115

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 73.0% (45.7% of Total investments)				$245,884,424
(Cost $251,419,251)
Communication services 1.0%				3,367,623
Media 0.8%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	2,957,000	2,734,800
Wireless telecommunication services 0.2%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (F)	6.875	07-19-27	654,000	632,823
Consumer discretionary 2.6%				8,769,186
Automobiles 2.6%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	2,500,000	2,339,659
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(F)	6.500	09-30-28	6,739,000	6,429,527
Consumer staples 0.2%				579,550
Food products 0.2%
Land O’ Lakes, Inc. (B)(F)(G)	8.000	07-16-25	670,000	579,550
Energy 6.9%				23,111,340
Oil, gas and consumable fuels 6.9%
BP Capital Markets PLC (6.450% to 3-1-34, then 5 Year CMT + 2.403% to 3-1-54, then 5 Year CMT + 3.153%) (F)	6.450	12-01-33	2,000,000	2,017,762
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%) (B)(D)	7.375	01-15-83	1,853,000	1,816,917
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)(D)	8.500	01-15-84	4,663,000	4,919,689
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)(D)(F)	6.625	02-15-28	6,500,000	5,970,721
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (F)	7.125	05-15-30	6,000,000	5,760,688
4	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP (3 month CME Term SOFR + 3.279%) (B)(C)	8.585	11-01-66	2,900,000	$2,625,563
Financials 48.0%				161,679,200
Banks 35.2%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (F)	9.625	05-21-33	3,600,000	3,843,324
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)(F)	5.875	03-15-28	6,096,000	5,846,767
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(D)(F)	6.125	04-27-27	5,750,000	5,681,993
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (B)	7.700	05-26-84	2,400,000	2,395,777
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)(D)(F)	8.000	03-15-29	2,240,000	2,202,713
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (F)	9.625	12-15-29	3,250,000	3,396,669
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (F)(G)	8.000	08-22-31	2,850,000	2,832,120
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (F)	7.375	05-15-28	4,525,000	4,639,903
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (B)(F)	7.625	11-15-28	5,525,000	5,701,767
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (C)(F)	8.720	07-06-24	6,000,000	5,774,916
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(D)(F)	4.250	01-01-27	3,900,000	3,305,240
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(D)(F)	6.450	10-01-27	4,250,000	4,196,440
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (F)	7.250	07-01-29	2,450,000	2,440,407
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (F)	5.625	07-01-25	4,750,000	4,575,024
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (F)	5.625	07-15-30	3,773,000	3,369,731
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)(D)(F)	4.600	02-01-25	3,926,000	3,861,821
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)(D)(F)	6.875	06-01-29	3,675,000	3,765,818
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (F)	5.000	09-15-26	3,038,000	2,562,303
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (F)	3.500	09-01-26	7,200,000	5,601,653
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (F)(G)	10.000	11-14-28	5,250,000	5,500,520
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%) (B)(D)	8.625	10-27-82	5,240,000	5,394,790
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(D)(F)	6.000	05-15-27	5,965,000	5,737,710
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(D)(F)	6.200	09-15-27	7,031,000	6,892,520
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)(D)(F)	6.250	03-15-30	6,000,000	5,640,612
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)(D)	8.125	10-31-82	7,867,000	8,089,660
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)(D)(F)	7.625	09-15-28	5,008,000	5,236,525
Capital markets 5.3%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)(D)(F)	6.700	03-15-29	3,588,000	3,591,019
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)(D)(F)	4.000	12-01-30	2,700,000	2,197,458
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)(D)(F)	5.000	06-01-27	1,475,000	1,378,382
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)(D)(F)	7.500	02-10-29	6,215,000	6,431,742
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (F)	7.500	05-10-29	4,151,000	4,196,174
Consumer finance 0.7%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	2,400,000	2,399,874
Financial services 0.7%
Voya Financial, Inc. (5 Year CMT + 3.358%) (C)(F)	7.758	09-15-28	2,350,000	2,388,467
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 6.1%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%) (B)(D)	5.750	09-01-40	3,000,000	$2,917,739
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (F)	6.000	06-01-25	2,300,000	2,282,146
MetLife, Inc. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.221%) (B)(D)(F)	5.875	03-15-28	5,277,000	5,128,193
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	5,750,000	4,499,241
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(F)(G)	7.000	05-13-25	6,890,000	5,782,042
Utilities 14.3%				48,377,525
Electric utilities 7.3%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (B)(D)(F)	5.000	12-15-26	2,790,000	2,621,776
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)(D)(F)	5.375	03-15-26	8,500,000	8,142,957
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%) (B)(D)	6.750	06-15-76	2,490,000	2,461,609
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%) (B)	5.650	05-01-79	4,074,000	3,869,856
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	1,750,000	1,733,215
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)(F)(G)	10.250	03-15-28	5,445,000	5,870,353
Independent power and renewable electricity producers 4.1%
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)(F)(G)	8.000	10-15-26	7,250,000	7,325,059
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (F)(G)	8.875	01-15-29	6,222,000	6,412,431
Multi-utilities 2.9%
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%) (B)(D)	4.750	06-01-50	3,500,000	3,161,435
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27	2,301,000	2,106,889
Dominion Energy, Inc. (4.650% to 12-15-24, then 5 Year CMT + 2.993%) (F)	4.650	12-15-24	2,000,000	1,952,063

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	2,750,000	2,719,882
Capital preferred securities (H) 2.7% (1.7% of Total investments)				$9,032,086
(Cost $10,678,500)
Financials 1.2%				4,125,865
Insurance 1.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (B)(D)(G)	7.875	12-15-67	3,900,000	4,125,865
Utilities 1.5%				4,906,221
Multi-utilities 1.5%
Dominion Resources Capital Trust III	8.400	01-15-31	5,000,000	4,906,221

	Yield (%)	Shares	Value
Short-term investments 0.3% (0.2% of Total investments)			$1,172,989
(Cost $1,173,287)
Short-term funds 0.3%			1,172,989
John Hancock Collateral Trust (I)	5.4256(J)	117,336	1,172,989

Total investments (Cost $582,479,579) 159.6%	$537,640,747
Other assets and liabilities, net (59.6%)	(200,703,118)
Total net assets 100.0%	$336,937,629

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
6	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-24 was $336,733,763. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $161,909,758.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 4-30-24, and is a component of the fund’s leverage under the Credit Facility Agreement.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $42,927,181 or 12.7% of the fund’s net assets as of 4-30-24.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 4-30-24.
The fund had the following country composition as a percentage of total investments on 4-30-24:
United States	87.5%
Canada	7.8%
France	1.5%
United Kingdom	1.4%
Bermuda	1.0%
Other countries	0.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	7

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	104,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$1,995,930	$1,995,930
Centrally cleared	51,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	1,220,332	1,220,332
Centrally cleared	25,250,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	416,581	416,581
								—	$3,632,843	$3,632,843

(a)	At 4-30-24, the overnight SOFR was 5.340%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
8	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$17,805,218	$17,805,218	—	—
Consumer discretionary	3,706,745	3,706,745	—	—
Energy	3,804,000	3,804,000	—	—
Financials	172,064,888	168,189,538	$3,875,350	—
Industrials	3,629,285	3,629,285	—	—
Real estate	6,748,895	6,748,895	—	—
Utilities	64,917,662	61,151,297	3,766,365	—
Common stocks	8,874,555	8,874,555	—	—
Corporate bonds	245,884,424	—	245,884,424	—
Capital preferred securities	9,032,086	—	9,032,086	—
Short-term investments	1,172,989	1,172,989	—	—
Total investments in securities	$537,640,747	$275,082,522	$262,558,225	—
Derivatives:
Assets
Swap contracts	$3,632,843	—	$3,632,843	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	117,336	$4,725,071	$119,187,314	$(122,739,089)	$(779)	$472	$289,823	—	$1,172,989
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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